EARNING PER SHARE (Details) - PEN (S/) S/ / shares in Units, S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Net income attributable to equity holders of Credicorp (in thousands of soles)	S/ 6,925,377	S/ 5,501,254	S/ 4,865,540
Number of stock
Ordinary stock (in shares)	94,382,317	94,382,317	94,382,317
Less - opening balance of treasury stock (in shares)	(14,946,637)	(14,886,096)	(14,849,223)
Acquisition of treasury stock, net (in shares)	(58,224)	(46,444)	(55,283)
Weighted average number of ordinary shares for basic earnings (in shares)	79,377,456	79,449,777	79,477,811
Plus - dilution effect - stock awards (in shares)	154,030	169,307	177,709
Weighted average number of ordinary shares adjusted for the effect of dilution (in shares)	79,531,486	79,619,084	79,655,520
Basic earnings per share (in sol per share)	S/ 87.25	S/ 69.24	S/ 61.22
Diluted earnings per share (in sol per share)	S/ 87.08	S/ 69.09	S/ 61.08